COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
The schedule of the future minimum lease payments under non-cancelable operating lease agreements
The future aggregate minimum lease payments under non-cancelable operating lease agreements were as follows:

Years ending December 31,	US$
2018	1,622,226
2019	1,441,236
2020	1,492,308
2021	1,566,186
2022	1,645,521
Thereafter	14,329,743
Total	22,097,220